Accrued liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued liabilities
Accrued liabilities

	Note	December 31, 2019	December 31, 2018
Accrued interest payable		$1,557	$972
Payroll liabilities		11,973	15,360
Liabilities related to short-term rentals		2,405	423
Dividends payable	15(d)	1,030	500
Income and other taxes payable		38	1,749
Other		557	153
		$17,560	$19,157